Financial Instruments - Disclosure of financial commitments by maturity (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Line of credit	$ 6,612,232	$ 5,766,379
Accounts payable and accrued liabilities	7,316,267	1,734,225
Loans payable to related parties	3,287,645	0
Lease liabilities	669,040	$ 120,609
Liquidity risk [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Line of credit	0
Accounts payable and accrued liabilities	0
Loans payable to related parties	0
Lease liabilities	3,100,000
Term loan	1,309,463
Other liabilities	0
Total financial liabilities	4,409,463
Liquidity risk [Member] | Less than 3 months [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Line of credit	6,612,232
Accounts payable and accrued liabilities	7,316,267
Loans payable to related parties	3,287,645
Lease liabilities	272,919
Term loan	7,246
Other liabilities	2,142
Total financial liabilities	17,498,451
Liquidity risk [Member] | 3 to 12 months [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Line of credit	0
Accounts payable and accrued liabilities	0
Loans payable to related parties	0
Lease liabilities	771,097
Term loan	21,835
Other liabilities	6,425
Total financial liabilities	799,357
Liquidity risk [Member] | One to five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Line of credit	0
Accounts payable and accrued liabilities	0
Loans payable to related parties	0
Lease liabilities	3,336,500
Term loan	163,594
Other liabilities	25,700
Total financial liabilities	$ 3,525,794